FAIR VALUE OF ASSETS AND LIABILITIES (Details 2) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	$ (1,295,070)	$ (945,853)
Financial liabilities, at fair value	(57,585,666)	(54,782,101)
Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(306,600)	(147,446)
Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(958,881)	(781,464)
Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(29,589)	(16,943)
Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(1,295,070)	(945,853)
Financial liabilities, at fair value	(1,295,070)	(945,853)
Recurring fair value measurement [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(306,600)	(147,446)
Recurring fair value measurement [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(958,881)	(781,464)
Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(29,589)	(16,943)
Recurring fair value measurement [member] | Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(299,015)	(142,976)
Recurring fair value measurement [member] | Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(700,903)	(505,823)
Recurring fair value measurement [member] | Foreign exchange contracts [Member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(29,589)	(16,943)
Recurring fair value measurement [member] | Equity contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(7,585)	(4,470)
Recurring fair value measurement [member] | Interest rate contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(257,978)	(275,641)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(3,887)	(9,347)
Financial liabilities, at fair value	(3,887)	(9,347)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(3,887)	(9,347)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest rate contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(3,887)	(9,347)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(1,182,287)	(855,771)
Financial liabilities, at fair value	(1,182,287)	(855,771)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(250,169)	(126,379)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(902,529)	(712,449)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(29,589)	(16,943)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(242,844)	(122,424)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(654,093)	(459,789)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(29,589)	(16,943)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(7,325)	(3,955)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(248,436)	(252,660)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(108,896)	(80,735)
Financial liabilities, at fair value	(108,896)	(80,735)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(56,431)	(21,067)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(52,465)	(59,668)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(56,171)	(20,552)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(46,810)	(46,034)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(260)	(515)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest rate contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	$ (5,655)	$ (13,634)